SHARE SETTLED DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Hanover Holdings I, LLC	$ 68,743	$ 0
Accounts Payable	3,852	0
Paymant Related To Share Settled Debt	$ 72,595	$ 0